Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans Payable
Loans Payable

Note 6. Loans Payable

On June 23, 2021, the Company entered into a purchase agreement to acquire certain assets from MedScience Research Group, Inc (“MedScience”) (See Note 5 for additional information). As part of that purchase agreement, the Company issued a Promissory Note with a principal sum of $750,000. The principal, along with associated interest, are being paid in 36 equal monthly installments that began in July 2021. The principal balance of the loan is divided between current and long-term liabilities on the Company’s condensed consolidated balance sheets. The combined principal due along with accrued interest as of June 30, 2022 is $527,794 and as of December 31, 2021 was $644,158.

On March 2, 2022, the Company entered into a fixed-fee short-term loan with its merchant bank and received $128,500 in loan proceeds. The loan payable, which is split between current and long-term liabilities on the Company’s condensed consolidated balance sheets, is due in August 2023. The loan is repaid by the merchant bank withholding an agreed-upon percentage of payments they process on behalf of the Company with a minimum of $16,305 paid every 60 days. As of June 30, 2022, the loan balance is $88,984 and is all in current liabilities based on the minimum payment schedule. The prior fixed-fee short-term loan with the same merchant bank had a balance of $16,793 as of December 31, 2021 and was paid in full during the first quarter 2022.

Note 5. Loans Payable

On June 21, 2021, the Company entered into a fixed-fee short-term loan with its merchant bank and received $86,000 in loan proceeds. The loan payable, which is classified within current liabilities, will be repaid in 9 months of the original loan date with the merchant bank withholding an agreed-upon percentage of payments they process on behalf of the Company. As of December 31, 2021, the loan balance is $16,793.

On June 23, 2021, the Company entered into a purchase agreement to acquire certain assets from MedScience Research Group, Inc (“MedScience”) (See Note 4 for additional information). As part of that purchase agreement, the Company issued a Promissory Note with a principal sum of $750,000. The principal, along with associated interest, will be paid in 36 equal monthly installments beginning in July 2021. The principal balance of the loan is divided between current and long-term liabilities on the Company’s consolidated balance sheets. The combined principal due along with accrued interest as of December 31, 2021 is $644,158.